Share Based Payments (Details) - Schedule of recognized a share based charge - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of recognized a share based charge [Abstract]
EMI prior to the Transaction	£ 73	£ 182	£ 152
Unapproved prior to the Transaction	29,096	3,577	47
Modification at the Transaction	1,103
Incentive Equity Plan after the Transaction	13,599
Total	£ 43,871	£ 3,759	£ 199